ORDINARY SHARES AND ORDINARY SHARE WARRANTS - Narrative (Details)								1 Months Ended	12 Months Ended
		Mar. 08, 2024	Feb. 15, 2024	May 25, 2023 USD ($)	Mar. 19, 2023	Aug. 17, 2022 USD ($) shares	Jun. 22, 2022 shares	May 31, 2023 USD ($) vote day $ / shares shares	Dec. 31, 2023 USD ($) vote $ / shares shares		Dec. 31, 2022 USD ($) shares		Dec. 31, 2021 USD ($) shares	Aug. 16, 2022	Dec. 31, 2020 USD ($) shares
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)									839,999,998
Shares authorized (in shares)									6,666,666
Shares outstanding (in shares)	[1]								5,000,000		0		33,866,582		26,817,162
Reverse share split							0.0054
Number of shares of common stock issued (in shares)							2,916,666
Other income (expenses), net | $									$ (156,768,000)		$ (24,869,000)		$ (55,839,000)
Net proceeds, related fee expenses | $									$ 0		0		11,966,000
Warrant extension term					3 years
Temporary equity, new issues (in shares)								5,000,000	5,000,000	[1]
Consideration received on sale | $				$ 75,000,000
Issuance of preferred share | $								$ 74,250,000	$ 74,250,000	[2]	$ 0	[2]	$ 307,047,000		$ 105,981,000
Temporary equity, issuance costs | $								$ 750,000
Number of shares of class A ordinary shares issued upon conversion of preferred share (in shares)								1
Preferred shares, mandatory conversion term								6 years
Preferred shares, number of trading days immediately preceding date of written notice | day								30
Preferred shares, conversion, notification period								5 years
Preferred shares conversion upon milestone achievement								10 days
Preferred shares, liquidation, percentage of issue price									3.00%
Preferred shares, liquidation, multiple of issue price									200.00%
Triggering Event, One
Class of Stock [Line Items]
Original issue price, multiple								200.00%
Multiple of Original Issue Price								3.5
VWAP Average term								2 years
Triggering event, Two
Class of Stock [Line Items]
Original issue price, multiple								200.00%
Multiple of Original Issue Price								2.5
VWAP Average term								5 years
Triggering event, Two | Maximum
Class of Stock [Line Items]
Original issue price, multiple								200.00%
Triggering event, Two | Minimum
Class of Stock [Line Items]
Original issue price, multiple								25.00%
Ordinary share warrants | Warrants Expiring March 2031
Class of Stock [Line Items]
Warrants outstanding (in shares)									433,946
Warrant purchase price (in dollars per share) | $ / shares									$ 0.00006
Ordinary share warrants | Warrants Expiring June 2030
Class of Stock [Line Items]
Warrants outstanding (in shares)									192,901
Warrant purchase price (in dollars per share) | $ / shares									$ 0.0006
Ordinary share warrants | Warrants Expiring March 2032
Class of Stock [Line Items]
Warrants outstanding (in shares)									220,000
Warrant purchase price (in dollars per share) | $ / shares									$ 0.12
Ordinary share warrants | Warrants Expiring June 2027
Class of Stock [Line Items]
Warrants outstanding (in shares)									1,229,166
Warrant purchase price (in dollars per share) | $ / shares									$ 138
Subsequent Event
Class of Stock [Line Items]
Reverse share split		0.0833
Subsequent Event | Maximum
Class of Stock [Line Items]
Reverse share split			0.1
Subsequent Event | Minimum
Class of Stock [Line Items]
Reverse share split			0.0666
Common Class A
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)									666,666,666		666,666,666
Ordinary shares, outstanding (in shares)									49,390,936		42,364,766
Ordinary shares, voting rights, votes per share | vote								1	1
Common Class A | B. Riley Principal Capital II, LLC
Class of Stock [Line Items]
Other income (expenses), net | $						$ 1,000,000
Common Class A | B. Riley Principal Capital II, LLC | Private Placement
Class of Stock [Line Items]
Stock purchase agreement, authorized amount | $						$ 300,000,000
Stock purchase agreement, term						24 months
Stock purchase agreement, minimum price threshold, discount rate						3.00%
Stock purchase agreement, authorized amount (in shares)						3,344,967
Stock purchase agreement, percentage of outstanding stock maximum														9.00%
Number of shares of common stock issued (in shares)						3,878
Number of shares issued in transaction (in shares)									1,587,157
Net proceeds | $									$ 27,200,000
Net proceeds, related fee expenses | $									$ 700,000
Common Class B
Class of Stock [Line Items]
Ordinary shares, authorized (in shares)									166,666,666		166,666,666
Ordinary shares, outstanding (in shares)									12,652,310		14,577,866
Ordinary shares, voting rights, votes per share | vote									10
Redeemable convertible preferred shares
Class of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares								$ 15.00

[1]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.
[2]	Share amounts have been retroactively adjusted to reflect the 1-for-12 reverse share split effected on March 8, 2024.